Income Taxes - Components of Pre-Tax Loss/Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Pre-tax (loss)/income	$ (42,149)	$ 114,648	$ 107,852
United States [Member]
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Pre-tax (loss)/income	(89,838)	821	6,489
Non-United States [Member]
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
Pre-tax (loss)/income	$ 47,689	$ 113,827	$ 101,363